Leases - Schedule of future payments (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Operating Lease Maturity
2026	$ 78
2027	105
2028	97
2029	100
2030	98
Thereafter	314
Total future minimum lease payments	792
Less imputed interest	(126)
Present value of lease liabilities	666	$ 529
Sublease Income Maturity
Payments receivable through 2030	22
Thereafter	$ 1